Other financial and non-financial liabilities	12 Months Ended
Dec. 31, 2023
Other Financial And Non Financial Liabilities [Line Items]
Other Financial And Non Financial Liabilities Explanatory

Note 18

Other liabilities
a) Other financial liabilities measured at amortized

cost

USD m 31.12.23 31.12.22
Other accrued expenses 1,613 1,564
Accrued interest expenses 4,186 2,008
Settlement and clearing accounts 1,314 1,060
Lease liabilities 2,904 3,211
Other 2,695 2,549
Total other financial liabilities measured at amortized cost 12,713 10,391
b) Other financial liabilities designated at fair value

USD m 31.12.23 31.12.22
Financial liabilities related to unit-linked investment contracts 15,922 13,221
Securities financing transactions 6,927 15,333
Over-the-counter debt instruments and other 1,566 1,684
Funding from UBS Group AG
1
2,950 1,796
Total other financial liabilities designated at fair value 27,366 32,033
1 The Funding from UBS Group AG consists

of subordinated debt of UBS AG and its subsidiaries

toward UBS Group AG. Subordinated

debt consists of unsecured debt obligations that are contractually subordinated
in right of payment to all other present and future non-subordinated obligations of the respective issuing entity.
c) Other non-financial liabilities

USD m 31.12.23 31.12.22
Compensation-related liabilities 4,526 4,424
of which: financial advisor compensation plans 1,472 1,463
of which: other compensation plans 1,955 2,023
of which: net defined benefit liability 487 449
of which: other compensation-related liabilities
1
611 490
Current tax liabilities 932 1,044
Deferred tax liabilities 162 233
VAT,

withholding tax and other tax payables
712 472
Deferred income 276 233
Other 74 84
Total other non-financial liabilities

6,682 6,489
1 Includes liabilities for payroll taxes and untaken vacation.